UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

________________ to ________________

Date of Report (Date of earliest event reported) ________________

Commission File Number of securitizer: ________________

Central Index Key Number of securitizer: ________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

   X     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001913984 (PMIT Residential Funding XIV LLC)

BRAVO Residential Funding Trust 2022-NQM1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Kenton T. Smith, Authorized Person, 949-720-6652

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5 for the related information.

Item 3.	Exhibits

99.1    Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Extract

Schedule 3— Rating Agency Grades Detail Report

Schedule 4— Rating Agency Grades Summary Report

Schedule 5— Exceptions Detail

Schedule 6— Loan Level Exceptional Detail

Schedule 7— Valuations Report

Schedule 8— ATR QM Report

Schedule 9— Data Compare Report

99.2     Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Loan Level Tape Compare

Schedule 6— Non ATR QM Upload

Schedule 7— Rating Agency ATR QM Data Field

Schedule 8— Valuations Report

Schedule 9— Waived Conditions

99.3     Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Loan Level Exceptions

Schedule 3— Exception Standard

Schedule 4— Valuation Report

Schedule 5— Securitization Agency Grade

Schedule 6— Data Compare

99.4     Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1— Narrative

Schedule 2— Securitization Report Suite – Rating Agency Grades

Schedule 3— Securitization Report Suite – Loan Level Exceptions

Schedule 4— Securitization Report Suite – Exception Level

Schedule 5— Securitization Report Suite – Valuations Report

Schedule 6— Securitization Report Suite – Data Comparison

Schedule 7— Securitization Report Suite – Supplemental Data

Schedule 8— Securitization Report Suite – QM ATR

Schedule 9— Securitization Report Suite – Business Purpose

Schedule 10— Securitization Report Suite – Multiproperty

Schedule 11— Securitization Report Suite – Rating Agency Grades

Schedule 12— Securitization Report Suite – Loan Level Exceptions

Schedule 13— Securitization Report Suite – Exception Level

Schedule 14— Securitization Report Suite – Valuations Report

Schedule 15— Securitization Report Suite – Data Comparison

Schedule 16— Securitization Report Suite – Supplemental Data

Schedule 17— Securitization Report Suite – QM ATR

Schedule 18— Securitization Report Suite – Business Purpose

99.5       Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grades

Schedule 3— Standard Findings Report

Schedule 4— Valuations Report

Schedule 5— Supplemental Data Extract

Schedule 6— Data Compare Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 7, 2022

PMIT Residential Funding XIV LLC (Securitizer)

By:	/s/ Jason Steiner
	Name:	Jason Steiner
	Title:	Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1    Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Extract

Schedule 3— Rating Agency Grades Detail Report

Schedule 4— Rating Agency Grades Summary Report

Schedule 5— Exceptions Detail

Schedule 6— Loan Level Exceptional Detail

Schedule 7— Valuations Report

Schedule 8— ATR QM Report

Schedule 9— Data Compare Report

99.2     Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Loan Level Tape Compare

Schedule 6— Non ATR QM Upload

Schedule 7— Rating Agency ATR QM Data Field

Schedule 8— Valuations Report

Schedule 9— Waived Conditions

99.3     Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Loan Level Exceptions

Schedule 3— Exception Standard

Schedule 4— Valuation Report

Schedule 5— Securitization Agency Grade

Schedule 6— Data Compare

99.4     Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1— Narrative

Schedule 2— Securitization Report Suite – Rating Agency Grades

Schedule 3— Securitization Report Suite – Loan Level Exceptions

Schedule 4— Securitization Report Suite – Exception Level

Schedule 5— Securitization Report Suite – Valuations Report

Schedule 6— Securitization Report Suite – Data Comparison

Schedule 7— Securitization Report Suite – Supplemental Data

Schedule 8— Securitization Report Suite – QM ATR

Schedule 9— Securitization Report Suite – Business Purpose

Schedule 10— Securitization Report Suite – Multiproperty

Schedule 11— Securitization Report Suite – Rating Agency Grades

Schedule 12— Securitization Report Suite – Loan Level Exceptions

Schedule 13— Securitization Report Suite – Exception Level

Schedule 14— Securitization Report Suite – Valuations Report

Schedule 15— Securitization Report Suite – Data Comparison

Schedule 16— Securitization Report Suite – Supplemental Data

Schedule 17— Securitization Report Suite – QM ATR

Schedule 18— Securitization Report Suite – Business Purpose

99.5       Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grades

Schedule 3— Standard Findings Report

Schedule 4— Valuations Report

Schedule 5— Supplemental Data Extract

Schedule 6— Data Compare Report

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